Subsequent Events (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Repurchase Bond [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 375,000
Date	Jan. 02, 2020
Repurchase Bond [Member] | CHF [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 50,000,000
Date	Jan. 13, 2020
Repurchase Bond 1 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 131,000
Date	Jan. 14, 2020
Repurchase Bond 1 [Member] | CHF [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 9,820,000,000
Date	Jan. 14, 2020
Repurchase Bond 2 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 171,000
Date	Jan. 21, 2020
Repurchase Bond 2 [Member] | CHF
Statement Line Items [Line Items]
Repurchases bond	$ 400,000,000
Date	Jan. 15, 2020
Repurchase Bond Three [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 181,000
Date	Jan. 21, 2020
Repurchase Bond Three [Member] | CHF
Statement Line Items [Line Items]
Repurchases bond	$ 330,000,000
Date	Jan. 21, 2020
Repurchase Bond 4 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 2,000
Date	Jan. 24, 2020
Repurchase Bond 4 [Member] | CHF
Statement Line Items [Line Items]
Repurchases bond	$ 11,430,000,000
Date	Jan. 22, 2020
Repurchase Bond 5 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 15,000
Date	Feb. 17, 2020
Repurchase Bond 6 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 2,000
Date	Feb. 17, 2020
Repurchase Bond 7 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 50,000
Date	Feb. 18, 2020
Repurchase Bond 8 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 4,000
Date	Feb. 18, 2020
Repurchase Bond 9 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 350,000
Date	Feb. 20, 2020
Repurchase Bond 10 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 115,000
Date	Feb. 20, 2020
Repurchase Bond 11 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 57,000
Date	Feb. 21, 2020
Repurchase Bond 12 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 24,000
Date	Feb. 21, 2020
Repurchase Bond 13 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 10,000
Date	Feb. 24, 2020
Repurchase Bond 14 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Repurchases bond	$ 25,000
Date	Feb. 24, 2020